EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2016
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
17. EARNINGS PER SHARE

The calculation of earnings per share is as follows:

	Year ended December 31,
	2014	2015	2016
Numerator used in basic and diluted earnings per share:
Net income attributable to Daqo New Energy Corp. ordinary shareholders—basic and diluted	$16,649,176	$12,956,889	$43,493,756
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share-basic	206,349,976	258,015,851	261,742,244
Plus: share options	5,003,667	3,396,082	3,075,511
Weighted average number of ordinary shares outstanding used in computing earnings per share—diluted	211,353,643	261,411,933	264,817,755
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Basic	$0.08	$0.05	$0.17
NET INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Diluted	$0.08	0.05	0.16

Outstanding share options totaling of 6,154,166, 12,563,541 and 10,899,141 were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive for the year ended December 31, 2014, 2015 and 2016, respectively.